Investment Objectives and Goals	Nov. 30, 2025
Nomura Small Cap Core Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Core Fund
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Small Cap Core Fund seeks long-term capital appreciation.
Nomura Small Cap Value Fund - Class A, C, R, Institutional and R6 | Nomura Small Cap Value Fund
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Small Cap Value Fund seeks capital appreciation.
Nomura Wealth Builder Fund - Class A, C, R, Institutional and R6 | Nomura Wealth Builder Fund
Prospectus [Line Items]
Objective [Heading]	What are the Fund’s investment objectives?
Objective, Primary [Text Block]	Nomura Wealth Builder Fund seeks to provide high current income and an investment that has the potential for capital appreciation.